EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost, Purchased	$ 6,226,619	$ 5,676,677
Less accumulated depreciation, Purchased	2,516,711	1,822,506
Property, plant, and equipment, net, Purchased	3,709,908	3,854,171
Total cost, Under Capital Leases	63,000	369,114
Less accumulated depreciation, Under Capital Leases	49,000	203,456
Property, plant, and equipment, net, Under Capital Leases	14,000	165,658
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	3,435,509	2,943,401
Total cost, Under Capital Leases	63,000	369,114
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Building [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	1,345,523	1,345,523
Total cost, Under Capital Leases
Property and equipment, estimated useful life	39 years
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	185,000	185,000
Total cost, Under Capital Leases
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	765,425	741,919
Total cost, Under Capital Leases
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	13 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	135,854	104,709
Total cost, Under Capital Leases
Property and equipment, estimated useful life	7 years
Software and websites [Member]
Property, Plant and Equipment [Line Items]
Total cost, Purchased	359,308	356,125
Total cost, Under Capital Leases
Property and equipment, estimated useful life	3 years